Share Capital - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Apr. 30, 2018 CAD ($) yr $ / shares shares	Aug. 01, 2017 shares	Apr. 30, 2017 shares
Disclosure of classes of share capital [line items]
Shares issued | shares	49,146,851		49,146,851
Share value | $ / shares	$ 0.25
Gross proceeds from shares issued	$ 125
Transferable common share purchase warrant	1.5
Common stock warrant exercisable period	4 years
Common stock warrant exercisable price per share	0.30
Market price per share | $ / shares	$ 0.24
Offering price per share | $ / shares	$ 0.25
Market price of share	$ 120
Difference in fair value of warrants	5
Increase in share capital	120
Increase in equity reserve	$ 5
Grant options percentage	20.00%
Life share options granted | yr	3
Shares exercised for a fair value | $ / shares	$ 0.195
Reduced the liability share based payment	$ 136
Officers and Directors [member]
Disclosure of classes of share capital [line items]
Shares issued | shares	500,000
RSU [member]
Disclosure of classes of share capital [line items]
Vesting period from date of grant	3 years
Vesting portion of each calendar year	One-third
Vesting percentage	50.00%
Fair value per share | $ / shares	$ 0.195
Expense from sharebased payment	$ 70
DSU [member] | Directors [member]
Disclosure of classes of share capital [line items]
Number of shares granted | shares		410,000